SMEAD FUNDS TRUST
Supplement dated July 13, 2022 to the
Prospectus
dated March 30, 2022
Smead International Value Fund
(the “Fund”)
Investor Class Shares (SVXLX)
Class A Shares (SVXAX)
Class C Shares (SVXCX)
Class I1 Shares (SVXFX)
Class I2 Shares (SVXIX)
Class Y Shares (SVXYX)
This Supplement updates certain information contained in the Fund’s Prospectus dated March 30, 2022. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by calling the Fund (toll-free) at 877‑807‑4122 or by visiting the Fund’s website at https://smeadcap.com/smead-funds/.
Effective immediately, the section entitled “Fund Summary-Smead International Value Fund-Principal Investment Strategies” beginning on page 2 of the Prospectus is hereby supplemented with the following:
The Fund may also invest in convertible securities, consisting primarily of warrants that are convertible into or exchangeable for equity securities. A warrant gives the holder the right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price.
Effective immediately, the section entitled “Fund Summary-Smead International Value Fund-Principal Risks” beginning on page 3 of the Prospectus is hereby supplemented with the following:

•
Convertible Securities Risk. The risks associated with an investment in warrants, which are a form of convertible security, include the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised.

Effective immediately, the section entitled “Investment Strategies, Related Risks and Disclosure of Portfolio Holdings-Principal Investment Strategies-International Value Fund” beginning on page 18 of the Prospectus is hereby supplemented with the following:
The Fund may also invest in convertible securities, consisting primarily of warrants that are convertible into or exchangeable for equity securities. A warrant gives the holder the right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price.
Effective immediately, the section entitled “Investment Strategies, Related Risks and Disclosure of Portfolio Holdings-Principal Risks for the Funds-Principal Risks for the International Value Fund only” beginning on page 21 of the Prospectus is hereby supplemented with the following:

Convertible Securities Risk. Because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying preferred and common stocks and, therefore, also will react to variations in the general market for equity securities. Investments in warrants, which are a form of convertible security, involve certain additional risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SMEAD FUNDS TRUST

Supplement dated July 13, 2022 to the

Statement of Additional Information

dated March 30, 2022

Smead International Value Fund

(the “Fund”)

Investor Class Shares (SVXLX)

Class A Shares (SVXAX)

Class C Shares (SVXCX)

Class I1 Shares (SVXFX)

Class I2 Shares (SVXIX)

Class Y Shares (SVXYX)

This Supplement updates certain information contained in the Fund’s Statement of Additional Information (“SAI”) dated March 30, 2022. You should retain this Supplement and the SAI for future reference. Additional copies of the SAI may be obtained free of charge by calling the Fund (toll-free) at 877-807-4122 or by visiting the Fund’s website at https://smeadcap.com/smead-funds/.

Effective immediately, the sub-section entitled “Investment Policies, Strategies and Associated Risks-Investment Strategies and Related Risks-Investment Strategies and Risks for International Value Fund-Convertible Securities” on page 2 of the SAI is deleted and replaced with the following:

Convertible Securities

As a principal investment strategy, the International Value Fund may invest in convertible securities consisting primarily of warrants convertible into or exchangeable for equity securities. A warrant gives the holder the right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised.

Effective immediately, the first sentence of the first paragraph of the sub-section entitled “Investment Policies, Strategies and Associated Risks-Investment Strategies and Related Risks-Investment Strategies and Risks for International Value Fund-Derivatives” on page 3 of the SAI is deleted and replaced with the following:

As a non-principal investment strategy, the International Value Fund may, but is not required to, use derivatives for hedging purposes.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE